Stockholders' equity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity Note [Line Items]
Puerto Rico Laws Restrictions On Banks Net Income	a minimum of 10% of BPPR’s net income
Equity Restrictions	$ 469,000,000	$ 445,000,000	$ 432,000,000
Transfers To Statutory Reserve	0	0	0
Common Stock, Dividends, Per Share, Cash Paid	$ 0	$ 0	$ 0
Preferred Stock, Redemption Price Per Share	$ 25
Repurchase of TARP related warrants	3,000,000	0	0
Dividends, Preferred Stock, Cash	(3,723,000)	(3,723,000)	(3,723,000)
Preferred stock, shares outstanding	2,006,391	2,006,391
Stockholders Equity Reverse Stock Split	On May 29, 2012, the Corporation effected a 1-for-10 reverse split of its common stock previously approved by the Corporation’s stockholders on April 27, 2012. Upon the effectiveness of the reverse split, each 10 shares of authorized and outstanding common stock were reclassified and combined into one new share of common stock. Popular, Inc.’s common stock began trading on a split-adjusted basis on May 30, 2012. All share and per share information in the consolidated financial statements and accompanying notes have been retroactively adjusted to reflect the 1-for-10 reverse stock split.
Preferred stock, shares authorized	30,000,000	30,000,000
Common Stock Shares Authorized	170,000,000	170,000,000	1,700,000,000
Additional Paid In Capital Member
Stockholders Equity Note [Line Items]
Transfers To Statutory Reserve	23,500,000	13,000,000	17,000,000
Repurchase of TARP related warrants	3,000,000
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Liquidation Preference Per Share	$ 25
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.1328125
Preferred Stock, Dividend Rate, Percentage	6.375%
Dividends, Preferred Stock, Cash	1,400,000	1,400,000	1,400,000
Preferred stock, shares outstanding	885,726	885,726	885,726
Series B Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Liquidation Preference Per Share	$ 25
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.171875
Preferred Stock, Dividend Rate, Percentage	8.25%
Dividends, Preferred Stock, Cash	$ 2,300,000	$ 2,300,000	$ 2,300,000
Preferred stock, shares outstanding	1,120,665	1,120,665	1,120,665
Series B Preferred Stock [Member] | May 28, 2013 through May 28, 2014 [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.50
Series B Preferred Stock [Member] | May 28, 2014 through May 28, 2015 [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.25
Series B Preferred Stock [Member] | May 28, 2015 And Thereafter [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.00
Series C Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Warrant Or Right Expiration Term	10-year term
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,093,284
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 67